AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 97.2%
Corporate Bonds — 37.8%
Argentina — 0.5%
Pampa Energia SA,
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27		410	$ 309,550
YPF SA,
Sr. Unsec’d. Notes, EMTN
16.500%	05/09/22	ARS	1,310	8,333
				317,883
Brazil — 4.3%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/10/28		240	240,300
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—(rr)		430	434,085
Petrobras Global Finance BV,
Gtd. Notes
5.299%	01/27/25		244	266,326
6.850%	06/05/15		1,080	1,236,060
7.375%	01/17/27		340	410,655
Suzano Austria GmbH,
Gtd. Notes, 144A
5.750%	07/14/26		200	221,042
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36		99	125,433
				2,933,901
Chile — 1.1%
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47		200	233,000
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28		470	522,288
				755,288
China — 5.2%
China Aoyuan Group Ltd.,
Sr. Sec’d. Notes
6.350%	01/11/20		350	350,437
China Overseas Finance Cayman V Ltd.,
Gtd. Notes, Series A
3.950%	11/15/22		200	206,418
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27		820	862,286
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes
4.500%	10/03/23		290	311,150
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes
7.250%	04/04/21		300	300,374
CRCC Yuxiang Ltd.,
Gtd. Notes
3.500%	05/16/23		300	308,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
China (cont’d.)
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
4.000%	09/13/47	520	$ 583,838
Three Gorges Finance I Cayman Islands Ltd.,
Gtd. Notes, 144A
3.150%	06/02/26	630	650,097
			3,573,115
Colombia — 1.5%
Banco Bilbao Vizcaya Argentaria SA,
Sub. Notes, 144A
4.875%	04/21/25	190	203,538
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	09/18/23	220	244,970
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29	200	218,422
Transportadora de Gas Internacional SA ESP,
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	320	368,803
			1,035,733
Indonesia — 3.7%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.757%	11/15/48	590	764,523
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.000%	05/03/42	778	944,273
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	300	325,836
Sr. Unsec’d. Notes, 144A, MTN
5.250%	10/24/42	240	270,900
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	230	259,613
			2,565,145
Kazakhstan — 2.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
6.375%	10/24/48	600	745,623
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	350	410,263
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27	300	314,246
			1,470,132
Kuwait — 0.6%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26	400	430,304
A1

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Malaysia — 0.5%
Gohl Capital Ltd.,
Gtd. Notes
4.250%	01/24/27	300	$ 313,521
Mexico — 5.9%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	—(rr)	430	438,604
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25	420	438,904
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33	200	190,500
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	230	243,515
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44	450	476,438
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/18/24(a)	1,020	1,049,325
5.500%	06/27/44(a)	563	481,449
Gtd. Notes, 144A
7.690%	01/23/50	740	771,450
			4,090,185
Morocco — 0.6%
OCP SA,
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	420	441,000
Panama — 0.4%
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	233	267,804
Peru — 2.3%
Banco BBVA Peru SA,
Sub. Notes, 144A
5.250%(ff)	09/22/29	80	86,601
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes, 144A
3.500%	01/31/23	240	246,000
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27	200	207,002
Petroleos del Peru SA,
Sr. Unsec’d. Notes
5.625%	06/19/47	200	237,500
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	280	306,950
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35	150	200,625
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Peru (cont’d.)
Transportadora de Gas del Peru SA,
Sr. Unsec’d. Notes, 144A
4.250%	04/30/28	300	$ 318,378
			1,603,056
Qatar — 0.4%
ABQ Finance Ltd.,
Gtd. Notes, EMTN
3.500%	02/22/22	300	304,500
Russia — 2.7%
Lukoil International Finance BV,
Gtd. Notes
6.656%	06/07/22	696	767,323
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23	1,010	1,125,443
			1,892,766
Singapore — 0.4%
United Overseas Bank Ltd.,
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29	280	290,397
South Africa — 1.4%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	500	534,892
Myriad International Holdings BV,
Gtd. Notes, 144A
4.850%	07/06/27	360	397,190
			932,082
Turkey — 1.9%
TC Ziraat Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21	700	694,184
5.125%	05/03/22	380	368,600
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25	260	273,146
			1,335,930
United Arab Emirates — 2.1%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	320	372,909
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30	410	463,261
DAE Funding LLC,
Gtd. Notes, 144A
5.000%	08/01/24	340	354,450
DP World PLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	200	231,000
			1,421,620

A2

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Venezuela — 0.2%
Petroleos de Venezuela SA,
Gtd. Notes
6.000%	05/16/24(d)		850	$ 68,000
Sr. Unsec’d. Notes
9.000%	11/17/21(d)		610	48,800
				116,800

Total Corporate Bonds (cost $25,046,363)				26,091,162
Sovereign Bonds — 59.4%
Angola — 0.4%
Angolan Government International Bond,
Sr. Unsec’d. Notes, 144A
9.375%	05/08/48		245	258,216
Argentina — 2.1%
Argentina Bonar Bonds,
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
55.469%(c)	04/03/22	ARS	500	3,455
Argentina POM Politica Monetaria,
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
79.499%(c)	06/21/20	ARS	7,090	53,075
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
7.125%	07/06/36		560	238,005
7.125%	06/28/17		320	138,883
Bonos de la Nacion Argentina con Ajuste por CER,
Bonds
4.000%	03/06/20	ARS	5,075	32,193
Ciudad Autonoma De Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		890	642,144
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		510	185,895
Provincia de Cordoba,
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24		250	143,125
				1,436,775
Armenia — 1.2%
Republic of Armenia International Bond,
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		860	842,237
Bahrain — 1.5%
Bahrain Government International Bond,
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47		900	1,022,400
Brazil — 0.8%
Brazil Notas do Tesouro Nacional,
Notes, Series F
10.000%	01/01/25	BRL	2,120	583,880
China — 0.9%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.850%	09/16/20		320	321,346
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
China (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25	310	$ 326,809
			648,155
Colombia — 1.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45	860	1,006,200
5.200%	05/15/49	270	326,025
			1,332,225
Costa Rica — 0.7%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44	460	455,980
Dominican Republic — 1.4%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25	750	790,320
6.850%	01/27/45	130	144,788
			935,108
Ecuador — 2.2%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28	600	568,506
8.875%	10/23/27	720	717,307
10.750%	01/31/29	225	243,002
			1,528,815
Egypt — 1.4%
Egypt Government International Bond,
Sr. Unsec’d. Notes
7.903%	02/21/48	200	200,974
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40	190	184,854
Sr. Unsec’d. Notes, 144A, MTN
7.500%	01/31/27	530	568,894
			954,722
El Salvador — 0.8%
El Salvador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	190	197,127
7.125%	01/20/50	320	325,600
			522,727
Ethiopia — 0.3%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24	200	208,104
Ghana — 1.1%
Ghana Government International Bond,
Sr. Unsec’d. Notes, 144A
7.875%	03/26/27	530	543,453

A3

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ghana (cont’d.)
8.950%	03/26/51		200	$ 200,247
				743,700
Guatemala — 0.4%
Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A
4.375%	06/05/27		270	275,400
Hungary — 0.6%
Hungary Government International Bond,
Sr. Unsec’d. Notes
5.750%	11/22/23		388	439,756
Indonesia — 6.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,140	1,359,220
5.875%	01/15/24		870	978,562
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		821	987,192
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Series 061
7.000%	05/15/22	IDR	240,000	17,134
Sr. Unsec’d. Notes, Series 068
8.375%	03/15/34	IDR	5,152,000	383,778
Sr. Unsec’d. Notes, Series 072
8.250%	05/15/36	IDR	6,981,000	511,578
				4,237,464
Ivory Coast — 0.4%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		250	240,650
Jamaica — 1.2%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28(a)		320	379,600
7.875%	07/28/45		350	457,629
				837,229
Jordan — 0.6%
Jordan Government International Bond,
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		390	409,984
Kazakhstan — 1.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN
3.875%	10/14/24		910	965,692
Kenya — 1.0%
Kenya Government International Bond,
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		310	321,299
8.000%	05/22/32		340	356,025
				677,324
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Kuwait — 0.4%
Kuwait International Government Bond,
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27	280	$ 301,633
Mexico — 2.4%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.600%	01/23/46(a)	1,567	1,667,241
Nigeria — 1.3%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25	290	318,375
Sr. Unsec’d. Notes, 144A, MTN
7.625%	11/28/47	620	611,766
			930,141
Oman — 2.2%
Oman Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/17/48	240	226,200
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28	690	678,916
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29	650	646,282
			1,551,398
Panama — 0.7%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.750%	03/16/25	280	296,103
3.870%	07/23/60(a)	200	216,202
			512,305
Paraguay — 0.7%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26	240	261,602
5.400%	03/30/50	200	226,700
			488,302
Peru — 1.1%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
5.625%	11/18/50(a)	500	732,505
Philippines — 2.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.700%	03/01/41(a)	340	392,400
3.700%	02/02/42(a)	710	819,923
3.750%	01/14/29	200	223,717
			1,436,040
Qatar — 3.0%
Qatar Government International Bond,
Sr. Unsec’d. Notes
4.817%	03/14/49	340	420,599

A4

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Qatar (cont’d.)
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		1,000	$ 1,237,056
5.103%	04/23/48		330	421,575
				2,079,230
Romania — 0.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes
5.125%	06/15/48		320	370,015
Russia — 3.3%
Russian Federal Bond,
Bonds, Series 6209
7.600%	07/20/22	RUB	44,320	701,275
Bonds, Series 6212
7.050%	01/19/28	RUB	36,736	574,119
Russian Foreign Bond,
Sr. Unsec’d. Notes
5.625%	04/04/42		800	985,085
				2,260,479
Saudi Arabia — 1.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47		680	771,970
Senegal — 0.7%
Senegal Government International Bond,
Unsec’d. Notes, 144A
6.250%	05/23/33		450	452,903
South Africa — 1.4%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.875%	04/14/26		430	443,940
5.750%	09/30/49		490	487,508
				931,448
Sri Lanka — 1.2%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
6.125%	06/03/25		340	329,797
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27		510	475,606
				805,403
Turkey — 3.8%
Export Credit Bank of Turkey,
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		280	277,361
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26(a)		1,050	945,966
5.750%	05/11/47		1,100	958,584
6.350%	08/10/24		400	407,120
				2,589,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Ukraine — 2.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32	500	$ 502,134
9.750%	11/01/28	360	412,214
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32	290	291,238
7.750%	09/01/20	200	204,434
			1,410,020
United Arab Emirates — 1.2%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	209,998
3.125%	09/30/49	350	339,063
4.125%	10/11/47	220	257,391
			806,452
Uruguay — 1.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50	620	737,806
Venezuela — 0.3%
Venezuela Government International Bond,
Sr. Unsec’d. Notes
7.750%	10/13/19(d)	542	58,265
9.250%	09/15/27(d)	1,486	159,745
			218,010
Vietnam — 0.5%
Vietnam Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/29/20	340	344,674

Total Sovereign Bonds (cost $42,045,341)			40,953,549

Total Long-Term Investments (cost $67,091,704)			67,044,711

	Shares
Short-Term Investments — 10.5%
Affiliated Mutual Funds — 10.1%
PGIM Core Ultra Short Bond Fund(w)	1,269,066	1,269,066
PGIM Institutional Money Market Fund (cost $5,711,215; includes $5,702,732 of cash collateral for securities on loan)(b)(w)	5,710,155	5,710,726

Total Affiliated Mutual Funds (cost $6,980,281)		6,979,792

A5

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Foreign Treasury Obligation(n) — 0.3%
Argentina
Argentina Treasury Bills
52.192%	10/29/20	ARS	30,310	$ 201,756
(cost $922,186)

Options Purchased*~ — 0.1%
(cost $28,694)	61,551

Total Short-Term Investments (cost $7,931,161)	7,243,099

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.7% (cost $75,022,865)	74,287,810

Options Written*~ — (0.0)%
(premiums received $29,160)	(3,864)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.7% (cost $74,993,705)	74,283,946

Liabilities in excess of other assets(z) — (7.7)%	(5,280,929)

Net Assets — 100.0%	$ 69,003,017

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
MTN	Medium Term Note
OJSC	Open Joint-Stock Company
PJSC	Public Joint-Stock Company

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,569,021; cash collateral of $5,702,732 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	10/21/19	1.15	—	EUR	1,000	$57,939
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	01/14/20	14,000.00	—		1,000	3,612
Total Options Purchased (cost $28,694)								$61,551
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	JPMorgan Chase Bank, N.A.	10/21/19	1.22	—	EUR	1,000	$ —
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	01/14/20	15,000.00	—		1,000	(3,864)
Total Options Written (premiums received $29,160)								$(3,864)
A6

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
13	10 Year U.S. Treasury Notes	Dec. 2019	$1,694,063	$(11,397)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 10/15/19	Citibank, N.A.	ARS	16,322	$ 344,709	$ 256,012	$ —	$ (88,697)
Expiring 10/15/19	Citibank, N.A.	ARS	11,774	246,627	184,676	—	(61,951)
Brazilian Real,
Expiring 10/15/19	Citibank, N.A.	BRL	4,895	1,256,933	1,176,819	—	(80,114)
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	BRL	1,461	367,067	351,243	—	(15,824)
Euro,
Expiring 10/17/19	Citibank, N.A.	EUR	423	478,075	461,669	—	(16,406)
Indian Rupee,
Expiring 10/15/19	Barclays Bank PLC	INR	102,825	1,447,322	1,448,587	1,265	—
Expiring 10/15/19	Barclays Bank PLC	INR	5,000	70,078	70,440	362	—
Indonesian Rupiah,
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	IDR	10,587,749	746,405	744,649	—	(1,756)
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	IDR	7,623,625	529,639	536,178	6,539	—
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	IDR	2,463,833	174,951	173,284	—	(1,667)
Russian Ruble,
Expiring 10/15/19	Bank of America, N.A.	RUB	51,271	796,134	788,956	—	(7,178)
Expiring 10/15/19	Bank of America, N.A.	RUB	28,929	437,788	445,158	7,370	—
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	13,208	3,521,100	3,521,526	426	—
Expiring 11/14/19	Bank of America, N.A.	SAR	941	250,066	250,890	824	—
				$10,666,894	$10,410,087	16,786	(273,593)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 10/15/19	Citibank, N.A.	ARS	29,169	$ 615,383	$ 457,522	$157,861	$ —
Brazilian Real,
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	BRL	7,359	1,890,316	1,769,196	121,120	—
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	BRL	1,620	430,202	389,468	40,734	—
Euro,
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	EUR	854	968,718	932,070	36,648	—
Indian Rupee,
Expiring 10/15/19	Barclays Bank PLC	INR	44,931	629,021	632,983	—	(3,962)
Expiring 10/15/19	Barclays Bank PLC	INR	41,227	572,478	580,801	—	(8,323)
Expiring 10/15/19	Barclays Bank PLC	INR	38,069	527,126	536,312	—	(9,186)
Expiring 10/15/19	Barclays Bank PLC	INR	17,934	258,371	252,646	5,725	—
Expiring 10/15/19	Barclays Bank PLC	INR	15,216	211,328	214,356	—	(3,028)
Indonesian Rupiah,
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	IDR	13,051,582	902,038	917,933	—	(15,895)
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	IDR	7,623,625	530,597	536,178	—	(5,581)
Expiring 01/15/20	JPMorgan Chase Bank, N.A.	IDR	10,587,749	735,925	737,343	—	(1,418)
Russian Ruble,
Expiring 10/15/19	Bank of America, N.A.	RUB	62,848	975,637	967,103	8,534	—
A7

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 10/15/19	Bank of America, N.A.	RUB	17,352	$ 272,402	$ 267,012	$ 5,390	$ —
Expiring 01/15/20	Bank of America, N.A.	RUB	51,271	786,903	779,125	7,778	—
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	8,788	2,340,401	2,342,993	—	(2,592)
Expiring 11/14/19	Bank of America, N.A.	SAR	6,634	1,767,088	1,768,762	—	(1,674)
Expiring 11/14/19	Bank of America, N.A.	SAR	5,264	1,402,611	1,403,491	—	(880)
				$15,816,545	$15,485,294	383,790	(52,539)
						$400,576	$(326,132)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8